Securities at amortised cost	12 Months Ended
Dec. 31, 2018
Disclosure of securities at amortised cost [abstract]
Securities at amortised cost explanatory
6 Securities at amortised cost

Securities at amortised cost
	2018	2017
Debt securities at amortised cost	47,276	n/a
Held-to-maturity investments[1]	n/a	9,343
	47,276	9,343

1 Under IAS 39 these Securities were classified as Held-to-maturity investments, reference is made to Note 5 ‘Financial assets at fair value through other comprehensive income’.

Exposure to debt securities
ING Group’s exposure to debt securities is included in the following lines in the statement of financial position:

Debt securities
	2018	2017
Debt securities at fair value through other comprehensive income	25,616	n/a
Debt securities at amortised cost	47,276	n/a
Available-for-sale investments	n/a	65,747
Held-to-maturity investments	n/a	9,343
Loans and advances to customers	n/a	5,099
Loans and advances to banks	n/a	265
Debt securities at fair value through other comprehensive income and amortised cost	72,893	80,454

Trading assets	5,213	7,477
Debt securities at fair value through profit or loss	3,218	1,739
Financial assets at fair value through profit or loss	8,431	9,216
	81,323	89,670

At January 1 2018, the classification of certain Loans and advances to banks and Loans and advances to customers has changed to Securities at amortised cost based on the characteristics of these instruments.

ING Group’s total exposure to debt securities of EUR 76,111 million (31 December 2017: EUR 82,193 million) is specified as follows:

Debt securities by type of exposure
	Debt Securities at FVPL	Debt Securities at FVOCI	Debt Securities at AC	Total	Total
	2018	2018	2018	2018	2017[1]
Government bonds	142	15,580	24,659	40,381	43,561
Sub-sovereign, Supranationals and Agencies	467	5,928	11,244	17,639	19,077
Covered bonds		2,245	6,722	8,967	9,409
Corporate bonds	23	485	765	1,273	2,254
Financial institutions bonds	1,527	460	2,415	4,402	3,498
ABS portfolio	1,059	924	1,483	3,466	4,394
	3,218	25,622	47,288	76,128	82,193
Loan loss provisions		–6	–11	–17	n/a
Bond portfolio	3,218	25,616	47,276	76,111	82,193

1 Amounts have been restated to conform to the current year presentation.

Approximately 99% (2017: 99%) of the exposure in the ABS portfolio is externally rated AAA, AA or A. There are no borrowed debt securities recognised in the statement of financial position.